Other Current Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Current assets
Due from Government institutions		$ 607	$ 1,741
Prepaid expenses		561	280
Deposits for operating leases		167	118
Income tax receivable		122
Due from related parties (See Note 17)		681
Other	[1]	1,077	18
Other current assets		$ 3,215	$ 2,157	[2]

[1]	Includes an amount of $571 due from sale of PCB business
[2]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19